Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 45.8	$ 35.5	$ 36.4
Operating lease, future minimum payment, total	117.8
Operating lease, future minimum payment, 2014	37.8
Operating lease, future minimum payment, 2015	28.0
Operating lease, future minimum payment, 2016	17.3
Operating lease, future minimum payment, 2017	12.7
Operating lease, future minimum payment, 2018	9.9
Operating lease, future minimum payment, 2019 and thereafter	12.1
Capital lease, future minimum payment, total	1.0
Capital lease, future minimum payment, 2014	0.5
Capital lease, future minimum payment, 2015	0.4
Capital lease, future minimum payment, 2016	0.1
Capital lease, future minimum payment, 2017	0
Capital lease, future minimum payment, 2018	0
Capital lease, future minimum payment, 2019 and thereafter	$ 0
Capital Lease
Leases Disclosure [Line Items]
Leases expiration date	Various dates through 2017
Operating Leases
Leases Disclosure [Line Items]
Leases expiration date	Various dates through 2045